Accumulated Other Comprehensive Loss, Net of Tax (Reclassification from AOCI) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		$ 3	$ 10	$ (4)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		0	(2)	1
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income		3	8	(3)
Prior service gain		18	4	5
Net actuarial loss		48	48	55
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax		30	44	50
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax		(8)	(7)	(8)
Pension funding adjustment, Amounts reclassified from accumulated other comprehensive income		22	37	42
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		25	45	39
Interest Rate Swaps [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		0	5	5
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		0	(1)	(1)
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income		0	4	4
Treasury Lock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		1	1	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		(1)	0	0
Net unrealized gain on derivative instruments, Amounts reclassified from accumulated other comprehensive income		0	1	0
Investment Income [Member] | Interest Rate Swaps [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	[1]	0	(5)	(5)
Other Nonoperating Income (Expense) [Member] | Forward Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	[1]	4	16	1
Interest Expense [Member] | Treasury Lock [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		(1)	(1)	0
Operating Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service gain		(18)	(4)	(5)
Net actuarial loss		$ (48)	$ (48)	$ (55)

[1]	OCI means other comprehensive income.